STOCK-BASED COMPENSATION - Weighted average assumptions (Details) - Stock options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions
Risk-free interest rate	0.39%	1.59%
Expected term (life) of options (in years)	3 years 10 months 9 days	10 years	10 years
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	50.00%	50.00%	50.00%
Minimum
Weighted average assumptions
Risk-free interest rate			1.73%
Maximum
Weighted average assumptions
Risk-free interest rate			1.93%